Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FIRST TRUST EXCHANGE-TRADED ALPHADEX FUND II
Entity Central Index Key	0001510337
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000099049 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Emerging Markets AlphaDEX® Fund
Class Name	First Trust Emerging Markets AlphaDEX® Fund
Trading Symbol	FEM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Emerging Markets AlphaDEX® Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets AlphaDEX® Fund	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.97% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI Emerging Markets Index, which returned 7.50% for the same Period.
During the Period, the Fund was most heavily weighted towards investments in China, which had an average weight of 21.6%. The largest negative contribution to return was from Mexico, which contributed -2.0% over the Period. Investments in China generated a contribution to the Fund’s return of 4.0%, the greatest of any country. The Fund’s currency exposure contributed -7.9% to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Emerging Markets AlphaDEX® Fund	3.97%	1.09%	4.14%
Nasdaq AlphaDEX® Emerging MarketsTM Index(1)	5.64%	2.19%	N/A
Nasdaq Emerging MarketsTM Index	11.79%	3.05%	4.75%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FEM for more recent performance information.
Net Assets	$ 406,346,635
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 3,431,302
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$406,346,635
Total number of portfolio holdings	158
Total advisory fee paid	$3,431,302
Portfolio turnover rate	94%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Pop Mart International Group Ltd.	1.9%
Xiaomi Corp., Class B	1.8%
Geely Automobile Holdings Ltd.	1.4%
BSE Ltd.	1.3%
Goldwind Science & Technology Co., Ltd., Class H	1.3%
Gamuda Bhd	1.2%
Evergreen Marine Corp. Taiwan Ltd.	1.2%
Orient Overseas International Ltd.	1.2%
Embraer S.A.	1.2%
China State Construction International Holdings Ltd.	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Pop Mart International Group Ltd.	1.9%
Xiaomi Corp., Class B	1.8%
Geely Automobile Holdings Ltd.	1.4%
BSE Ltd.	1.3%
Goldwind Science & Technology Co., Ltd., Class H	1.3%
Gamuda Bhd	1.2%
Evergreen Marine Corp. Taiwan Ltd.	1.2%
Orient Overseas International Ltd.	1.2%
Embraer S.A.	1.2%
China State Construction International Holdings Ltd.	1.2%

C000099050 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Europe AlphaDEX® Fund
Class Name	First Trust Europe AlphaDEX® Fund
Trading Symbol	FEP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Europe AlphaDEX® Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Europe AlphaDEX® Fund	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.71% during the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the MSCI Europe Index, which returned 1.79% for the same Period.
During the Period, the Fund was most heavily weighted towards investments in the United Kingdom, which had an average weight of 17.0%. Italy generated the largest contribution to the Fund’s return at 2.6%. Investments in Switzerland generated a contribution to the Fund’s return of -0.8%, the most negative contribution of any country. The Fund’s currency exposure contributed -6.1% to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Europe AlphaDEX® Fund	3.71%	2.57%	4.92%
Nasdaq AlphaDEX® EuropeTM Index(1)	4.65%	3.29%	N/A
Nasdaq Developed Markets EuropeTM Index	1.84%	4.63%	4.93%
MSCI Europe Index	1.79%	4.90%	4.98%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FEP for more recent performance information.
Net Assets	$ 185,009,537
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 1,670,938
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$185,009,537
Total number of portfolio holdings	202
Total advisory fee paid	$1,670,938
Portfolio turnover rate	86%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Siemens Energy AG	1.3%
International Consolidated Airlines Group S.A.	1.2%
Banca Monte dei Paschi di Siena S.p.A.	1.1%
Tenaris S.A.	1.1%
Kongsberg Gruppen ASA	1.0%
Erste Group Bank AG	1.0%
St. James's Place PLC	1.0%
NatWest Group PLC	1.0%
BAWAG Group AG	1.0%
Banco Comercial Portugues S.A., Class R	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Siemens Energy AG	1.3%
International Consolidated Airlines Group S.A.	1.2%
Banca Monte dei Paschi di Siena S.p.A.	1.1%
Tenaris S.A.	1.1%
Kongsberg Gruppen ASA	1.0%
Erste Group Bank AG	1.0%
St. James's Place PLC	1.0%
NatWest Group PLC	1.0%
BAWAG Group AG	1.0%
Banco Comercial Portugues S.A., Class R	1.0%

C000099053 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust China AlphaDEX® Fund
Class Name	First Trust China AlphaDEX® Fund
Trading Symbol	FCA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust China AlphaDEX® Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust China AlphaDEX® Fund	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.43% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI China Index, which returned 19.42% for the same Period.
During the Period, the Industrials sector received the greatest allocation of any sector in the Fund with an average weight of 18.5%. The allocation to this sector contributed 3.8% to the Fund’s overall return. With an average weight of 12.4%, the greatest contribution to the Fund’s return of 4.9% came from the Energy sector. The most negative contribution to return of -2.2% came from the Materials sector which had an average weight of 9.7%. The Fund’s currency exposure contributed 0.6% to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust China AlphaDEX® Fund	15.43%	-0.53%	3.05%
Nasdaq AlphaDEX® ChinaTM Index(1)	16.91%	0.39%	N/A
Nasdaq ChinaTM Index	25.98%	-4.39%	1.35%
MSCI China Index	19.42%	-3.44%	1.88%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FCA for more recent performance information.
Net Assets	$ 47,907,991
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 73,315
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$47,907,991
Total number of portfolio holdings	54
Total advisory fee paid	$73,315
Portfolio turnover rate	62%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Pop Mart International Group Ltd.	5.9%
Inner Mongolia Yitai Coal Co., Ltd., Class B	3.6%
Great Wall Motor Co., Ltd., Class H	3.6%
Sinotruk Hong Kong Ltd.	3.5%
BYD Electronic International Co., Ltd.	3.4%
Beijing Enterprises Holdings Ltd.	3.2%
China Hongqiao Group Ltd.	3.1%
China State Construction International Holdings Ltd.	2.9%
Xinyi Glass Holdings Ltd.	2.9%
China Railway Group Ltd., Class H	2.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Pop Mart International Group Ltd.	5.9%
Inner Mongolia Yitai Coal Co., Ltd., Class B	3.6%
Great Wall Motor Co., Ltd., Class H	3.6%
Sinotruk Hong Kong Ltd.	3.5%
BYD Electronic International Co., Ltd.	3.4%
Beijing Enterprises Holdings Ltd.	3.2%
China Hongqiao Group Ltd.	3.1%
China State Construction International Holdings Ltd.	2.9%
Xinyi Glass Holdings Ltd.	2.9%
China Railway Group Ltd., Class H	2.9%

C000099052 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Brazil AlphaDEX® Fund
Class Name	First Trust Brazil AlphaDEX® Fund
Trading Symbol	FBZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Brazil AlphaDEX® Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FBZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FBZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Brazil AlphaDEX® Fund	$71	0.80%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -22.45% during the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the MSCI Brazil Index, which returned -29.77% for the same Period.
During the Period, the Financials sector received the greatest allocation of any sector in the Fund with an average weight of 24.2%. The allocation to this sector contributed -5.0% to the Fund’s overall return. With an average weight of 7.5%, the greatest contribution to the Fund’s return of 2.0% came from the Industrials sector. The most negative contribution to return of -5.8% came from the Materials sector which had an average weight of 15.6%. The Fund’s currency exposure contributed -19.8% to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Brazil AlphaDEX® Fund	-22.45%	-5.91%	1.88%
Nasdaq AlphaDEX® BrazilTM Index(1)	-21.66%	-4.28%	N/A
Nasdaq BrazilTM Index	-27.67%	-7.53%	1.41%
MSCI Brazil Index	-29.77%	-6.58%	0.79%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FBZ for more recent performance information.
Net Assets	$ 4,998,333
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 49,321
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$4,998,333
Total number of portfolio holdings	52
Total advisory fee paid	$49,321
Portfolio turnover rate	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Embraer S.A.	5.4%
Marfrig Global Foods S.A.	4.8%
JBS S.A.	3.9%
Cia Energetica de Minas Gerais	3.9%
Gerdau S.A.	3.4%
Metalurgica Gerdau S.A.	3.4%
Petroleo Brasileiro S.A.	3.3%
Porto Seguro S.A.	3.3%
BRF S.A.	3.1%
NU Holdings Ltd., Class A	3.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Embraer S.A.	5.4%
Marfrig Global Foods S.A.	4.8%
JBS S.A.	3.9%
Cia Energetica de Minas Gerais	3.9%
Gerdau S.A.	3.4%
Metalurgica Gerdau S.A.	3.4%
Petroleo Brasileiro S.A.	3.3%
Porto Seguro S.A.	3.3%
BRF S.A.	3.1%
NU Holdings Ltd., Class A	3.1%

C000099056 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Developed Markets ex-US AlphaDEX® Fund
Class Name	First Trust Developed Markets ex-US AlphaDEX® Fund
Trading Symbol	FDT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Developed Markets ex-US AlphaDEX® Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Developed Markets ex-US AlphaDEX® Fund	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.02% during the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the MSCI World ex USA Index, which returned 4.70% for the same Period.
During the Period, Japan received the greatest allocation of any country in the Fund with an average weight of 34.0%. The allocation to this country contributed 3.6% to the Fund’s overall return, the greatest contribution to return of any country. Investments in Switzerland generated a -0.4% contribution to the Fund’s return, which was the most negative contribution of any country. The Fund’s currency exposure contributed -8.8% to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Developed Markets ex-US AlphaDEX® Fund	7.02%	2.83%	4.15%
Nasdaq AlphaDEX® Developed Markets Ex-USTM Index(1)	7.92%	3.69%	N/A
Nasdaq Developed Markets Ex-USTM Index	3.35%	4.54%	5.05%
MSCI World ex USA Index	4.70%	5.10%	5.26%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FDT for more recent performance information.
Net Assets	$ 392,273,635
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 3,302,946
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$392,273,635
Total number of portfolio holdings	304
Total advisory fee paid	$3,302,946
Portfolio turnover rate	97%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Mizuho Financial Group, Inc.	1.1%
Daiwa Capital Markets America, Inc.	1.1%
RBC Dominion Securities, Inc.	1.0%
Siemens Energy AG	0.8%
International Consolidated Airlines Group S.A.	0.8%
Banca Monte dei Paschi di Siena S.p.A.	0.7%
Tenaris S.A.	0.7%
IHI Corp.	0.6%
Erste Group Bank AG	0.6%
Onex Corp.	0.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mizuho Financial Group, Inc.	1.1%
Daiwa Capital Markets America, Inc.	1.1%
RBC Dominion Securities, Inc.	1.0%
Siemens Energy AG	0.8%
International Consolidated Airlines Group S.A.	0.8%
Banca Monte dei Paschi di Siena S.p.A.	0.7%
Tenaris S.A.	0.7%
IHI Corp.	0.6%
Erste Group Bank AG	0.6%
Onex Corp.	0.6%

C000111812 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust United Kingdom AlphaDEX® Fund
Class Name	First Trust United Kingdom AlphaDEX® Fund
Trading Symbol	FKU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust United Kingdom AlphaDEX® Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FKU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FKU
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust United Kingdom AlphaDEX® Fund	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.01% during the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the MSCI United Kingdom Index, which returned 7.54% for the same Period.
During the Period, the Financials sector received the greatest allocation of any sector in the Fund with an average weight of 20.4%. The allocation to this sector contributed 6.0% to the Fund’s overall return, the greatest return contribution of any sector. The most negative contribution to return of
-1.7% came from the Consumer Discretionary sector which had an average weight of 20.2%. The Fund’s currency exposure contributed -1.7% to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust United Kingdom AlphaDEX® Fund	8.01%	2.37%	3.25%
Nasdaq AlphaDEX® United KingdomTM Index(1)	9.26%	3.43%	N/A
MSCI United Kingdom Index	7.54%	4.37%	3.81%
Nasdaq United KingdomTM Index	7.53%	3.78%	3.75%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FKU for more recent performance information.
Net Assets	$ 64,842,405
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 513,395
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$64,842,405
Total number of portfolio holdings	76
Total advisory fee paid	$513,395
Portfolio turnover rate	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
International Consolidated Airlines Group S.A.	3.3%
Marks & Spencer Group PLC	2.9%
NatWest Group PLC	2.8%
Barclays PLC	2.8%
Imperial Brands PLC	2.8%
Rolls-Royce Holdings PLC	2.7%
3i Group PLC	2.6%
Beazley PLC	2.5%
Standard Chartered PLC	2.4%
Kingfisher PLC	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
International Consolidated Airlines Group S.A.	3.3%
Marks & Spencer Group PLC	2.9%
NatWest Group PLC	2.8%
Barclays PLC	2.8%
Imperial Brands PLC	2.8%
Rolls-Royce Holdings PLC	2.7%
3i Group PLC	2.6%
Beazley PLC	2.5%
Standard Chartered PLC	2.4%
Kingfisher PLC	2.2%

C000147004 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Eurozone AlphaDEX® ETF
Class Name	First Trust Eurozone AlphaDEX® ETF
Trading Symbol	FEUZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Eurozone AlphaDEX® ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEUZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEUZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Eurozone AlphaDEX® ETF	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 1.88% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI EMU Index, which returned 2.64% for the same Period.
During the Period, the two largest allocations by country were France, with an allocation of 19.1%, and Germany, with an allocation of 23.1%. Both France and Germany contributed -1.3% each towards the Fund’s return, which were the most negative contribution of any countries. The greatest contribution to return came from Italian investments, contributing 4.0% to the Fund’s return. The Fund’s currency exposure contributed -6.4% to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Eurozone AlphaDEX® ETF	1.88%	2.29%	4.93%
Nasdaq AlphaDEX® EurozoneTM Index	2.76%	2.93%	5.47%
Nasdaq EurozoneTM Index	2.27%	4.65%	5.20%
MSCI EMU Index	2.64%	4.89%	5.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FEUZ for more recent performance information.
Net Assets	$ 18,203,142
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 295,883
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$18,203,142
Total number of portfolio holdings	152
Total advisory fee paid	$295,883
Portfolio turnover rate	77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Siemens Energy AG	1.7%
Banca Monte dei Paschi di Siena S.p.A.	1.4%
Tenaris S.A.	1.4%
Erste Group Bank AG	1.3%
Bank of America Corp.	1.3%
BAWAG Group AG	1.3%
Banco Comercial Portugues S.A., Class R	1.3%
Unipol Gruppo S.p.A.	1.2%
Ackermans & van Haaren N.V.	1.1%
Bayerische Motoren Werke AG	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Siemens Energy AG	1.7%
Banca Monte dei Paschi di Siena S.p.A.	1.4%
Tenaris S.A.	1.4%
Erste Group Bank AG	1.3%
Bank of America Corp.	1.3%
BAWAG Group AG	1.3%
Banco Comercial Portugues S.A., Class R	1.3%
Unipol Gruppo S.p.A.	1.2%
Ackermans & van Haaren N.V.	1.1%
Bayerische Motoren Werke AG	1.1%

C000099051 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Latin America AlphaDEX® Fund
Class Name	First Trust Latin America AlphaDEX® Fund
Trading Symbol	FLN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Latin America AlphaDEX® Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FLN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FLN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Latin America AlphaDEX® Fund	$71	0.80%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -22.67% during the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the MSCI EM Latin America Index, which returned -26.38% for the same Period.
During the Period, the Fund was most heavily weighted towards investments in Brazil, which had an average weight of 53.7%. Investments in Brazil generated a contribution of -12.2% to the Fund’s return, the greatest negative contribution of any country. Peru contributed most positively to the Fund’s return, contributing 0.2%. The Fund’s currency exposure contributed -17.9% to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Latin America AlphaDEX® Fund	-22.67%	-3.47%	1.80%
Nasdaq AlphaDEX® Latin AmericaTM Index(1)	-21.72%	-2.15%	N/A
Nasdaq Latin AmericaTM Index	-26.09%	-4.40%	0.31%
MSCI EM Latin America Index	-26.38%	-3.36%	0.34%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FLN for more recent performance information.
Net Assets	$ 12,964,397
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 329,126
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$12,964,397
Total number of portfolio holdings	51
Total advisory fee paid	$329,126
Portfolio turnover rate	75%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Embraer S.A.	4.1%
Falabella S.A.	3.8%
Petroleo Brasileiro S.A.	3.5%
Coca-Cola Femsa S.A.B. de C.V.	3.5%
Prologis Property Mexico S.A. de C.V.	3.3%
Gerdau S.A.	3.3%
JBS S.A.	3.2%
Grupo Comercial Chedraui S.A. de C.V.	3.2%
Industrias Penoles S.A.B. de C.V.	3.0%
Vale S.A.	3.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Embraer S.A.	4.1%
Falabella S.A.	3.8%
Petroleo Brasileiro S.A.	3.5%
Coca-Cola Femsa S.A.B. de C.V.	3.5%
Prologis Property Mexico S.A. de C.V.	3.3%
Gerdau S.A.	3.3%
JBS S.A.	3.2%
Grupo Comercial Chedraui S.A. de C.V.	3.2%
Industrias Penoles S.A.B. de C.V.	3.0%
Vale S.A.	3.0%

C000099054 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Japan AlphaDEX® Fund
Class Name	First Trust Japan AlphaDEX® Fund
Trading Symbol	FJP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Japan AlphaDEX® Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FJP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Japan AlphaDEX® Fund	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.84% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI Japan Index, which returned 8.31% for the same Period.
During the Period, the Industrials sector received the greatest allocation of any sector in the Fund with an average weight of 24.2%. The allocation to this sector contributed 6.4% to the Fund’s overall return, the greatest return contribution of any sector. The most negative contribution to return of
-0.7% came from the Utilities sector which had an average weight of 8.2%. The Fund’s currency exposure contributed -11.7% to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Japan AlphaDEX® Fund	5.84%	2.86%	3.53%
Nasdaq AlphaDEX® JapanTM Index(1)	6.50%	3.51%	N/A
Nasdaq JapanTM Index	6.90%	4.20%	6.10%
MSCI Japan Index	8.31%	4.81%	6.25%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FJP for more recent performance information.
Net Assets	$ 192,383,861
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,576,227
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$192,383,861
Total number of portfolio holdings	104
Total advisory fee paid	$1,576,227
Portfolio turnover rate	82%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Mizuho Financial Group, Inc.	2.1%
Daiwa Capital Markets America, Inc.	2.1%
Mitsubishi Heavy Industries Ltd.	2.0%
Asics Corp.	2.0%
Panasonic Holdings Corp.	1.9%
Fujikura Ltd.	1.9%
Mitsubishi Motors Corp.	1.9%
Kawasaki Heavy Industries Ltd.	1.9%
RBC Dominion Securities, Inc.	1.8%
Mizuho Financial Group, Inc.	1.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mizuho Financial Group, Inc.	2.1%
Daiwa Capital Markets America, Inc.	2.1%
Mitsubishi Heavy Industries Ltd.	2.0%
Asics Corp.	2.0%
Panasonic Holdings Corp.	1.9%
Fujikura Ltd.	1.9%
Mitsubishi Motors Corp.	1.9%
Kawasaki Heavy Industries Ltd.	1.9%
RBC Dominion Securities, Inc.	1.8%
Mizuho Financial Group, Inc.	1.8%

C000111808 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Germany AlphaDEX® Fund
Class Name	First Trust Germany AlphaDEX® Fund
Trading Symbol	FGM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Germany AlphaDEX® Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FGM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FGM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Germany AlphaDEX® Fund	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 1.39% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI Germany Index, which returned 10.22% for the same Period.
During the Period, the Industrials sector received the greatest allocation of any sector in the Fund with an average weight of 31.2%. The allocation to this sector contributed 5.9% to the Fund’s overall return, the greatest return contribution of any sector. The most negative contribution to return of
-3.7% came from the Consumer Discretionary sector which had an average weight of 22.0%. The Fund’s currency exposure contributed -6.3% to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Germany AlphaDEX® Fund	1.39%	-0.14%	2.96%
Nasdaq AlphaDEX® GermanyTM Index(1)	1.75%	-0.04%	N/A
MSCI Germany Index	10.22%	4.34%	4.12%
Nasdaq GermanyTM Index	8.56%	3.93%	3.84%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FGM for more recent performance information.
Net Assets	$ 7,695,194
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 82,339
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$7,695,194
Total number of portfolio holdings	42
Total advisory fee paid	$82,339
Portfolio turnover rate	92%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Siemens Energy AG	7.8%
HOCHTIEF AG	4.6%
Deutsche Bank AG	4.2%
Commerzbank AG	4.1%
Rheinmetall AG	3.9%
SAP SE	3.7%
Heidelberg Materials AG	3.7%
Continental AG	3.7%
Bayerische Motoren Werke AG	3.3%
Talanx AG	3.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Siemens Energy AG	7.8%
HOCHTIEF AG	4.6%
Deutsche Bank AG	4.2%
Commerzbank AG	4.1%
Rheinmetall AG	3.9%
SAP SE	3.7%
Heidelberg Materials AG	3.7%
Continental AG	3.7%
Bayerische Motoren Werke AG	3.3%
Talanx AG	3.3%

C000099057 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Asia Pacific ex-Japan AlphaDEX® Fund
Class Name	First Trust Asia Pacific ex-Japan AlphaDEX® Fund
Trading Symbol	FPA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Asia Pacific ex-Japan AlphaDEX® Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FPA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.84% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI Pacific ex-Japan Index, which returned 4.59% for the same Period.
During the Period, the Fund was most heavily weighted towards South Korean equities, with an average weight of 46.0%. However, the largest contribution came from China, adding 3.2% to the Fund’s return, while being weighted at 29.6%. The most significant negative return was from Hong Kong, which contributed -0.3%. The Fund’s currency exposure contributed -9.9% to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	3.84%	2.74%	2.98%
Nasdaq AlphaDEX® Asia Pacific Ex-JapanTM Index(1)	5.27%	3.98%	N/A
Nasdaq Developed Markets Asia Pacific Ex-JapanTM Index(1)	-3.86%	2.40%	N/A
MSCI Pacific ex-Japan Index	4.59%	3.15%	4.42%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FPA for more recent performance information.
Net Assets	$ 13,793,475
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 116,769
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$13,793,475
Total number of portfolio holdings	102
Total advisory fee paid	$116,769
Portfolio turnover rate	75%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	2.0%
Qantas Airways Ltd.	2.0%
Swire Pacific Ltd., Class A	1.9%
Korea Zinc Co., Ltd.	1.9%
JB Hi-Fi Ltd.	1.9%
Pro Medicus Ltd.	1.8%
Hyundai Mobis Co., Ltd.	1.8%
Yancoal Australia Ltd.	1.7%
CK Hutchison Holdings Ltd.	1.7%
Evolution Mining Ltd.	1.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	2.0%
Qantas Airways Ltd.	2.0%
Swire Pacific Ltd., Class A	1.9%
Korea Zinc Co., Ltd.	1.9%
JB Hi-Fi Ltd.	1.9%
Pro Medicus Ltd.	1.8%
Hyundai Mobis Co., Ltd.	1.8%
Yancoal Australia Ltd.	1.7%
CK Hutchison Holdings Ltd.	1.7%
Evolution Mining Ltd.	1.7%

C000111811 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust India NIFTY 50 Equal Weight ETF
Class Name	First Trust India NIFTY 50 Equal Weight ETF
Trading Symbol	NFTY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust India NIFTY 50 Equal Weight ETF (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/NFTY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/NFTY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust India NIFTY 50 Equal Weight ETF	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.27% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the NIFTY 50 Index, which returned 7.00% for the same Period.
During the Period, the Financials sector received the greatest allocation of any sector in the Fund with an average weight of 21.0%. The allocation to this sector contributed -0.4% to the Fund’s overall return. With an average weight of 9.7%, the greatest contribution to return of 2.9% came from the Health Care sector. The most negative contribution to return of -1.0% came from the Consumer Staples sector which had an average weight of 9.8%. The Fund’s currency exposure contributed -2.8% to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust India NIFTY 50 Equal Weight ETF	5.27%	11.90%	6.72%
NIFTY 50 Equal Weight Index(1)	7.73%	16.11%	N/A
NIFTY 50 Index	7.00%	11.41%	9.08%
MSCI India Index	11.21%	12.52%	8.73%
(1)
On April 17, 2018, the Fund’s underlying index changed from the Nasdaq AlphaDEX® Taiwan Index to the NIFTY 50 Equal Weight Index. On July 14, 2015, the Fund’s underlying index changed from the Defined Taiwan Index to the Nasdaq AlphaDEX® Taiwan Index. Therefore, the Fund’s performance and total returns shown for the periods prior to April 17, 2018, are not necessarily indicative of the performance that the Fund, based on the current index, would have generated. Since the Fund’s new underlying index had an inception date of September 29, 2017, it was not in existence for all the periods disclosed.

Performance Inception Date	Sep. 29, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On April 17, 2018, the Fund’s underlying index changed from the Nasdaq AlphaDEX® Taiwan Index to the NIFTY 50 Equal Weight Index. On July 14, 2015, the Fund’s underlying index changed from the Defined Taiwan Index to the Nasdaq AlphaDEX® Taiwan Index. Therefore, the Fund’s performance and total returns shown for the periods prior to April 17, 2018, are not necessarily indicative of the performance that the Fund, based on the current index, would have generated. Since the Fund’s new underlying index had an inception date of September 29, 2017, it was not in existence for all the periods disclosed.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/NFTY for more recent performance information.
Net Assets	$ 271,754,560
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,840,423
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$271,754,560
Total number of portfolio holdings	50
Total advisory fee paid	$1,840,423
Portfolio turnover rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Adani Enterprises Ltd.	2.1%
IndusInd Bank Ltd.	2.1%
Cipla Ltd.	2.1%
Dr. Reddy's Laboratories Ltd.	2.1%
Sun Pharmaceutical Industries Ltd.	2.1%
Kotak Mahindra Bank Ltd.	2.0%
Tata Consumer Products Ltd.	2.0%
ITC Ltd.	2.0%
Mahindra & Mahindra Ltd.	2.0%
Nestle India Ltd.	2.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Adani Enterprises Ltd.	2.1%
IndusInd Bank Ltd.	2.1%
Cipla Ltd.	2.1%
Dr. Reddy's Laboratories Ltd.	2.1%
Sun Pharmaceutical Industries Ltd.	2.1%
Kotak Mahindra Bank Ltd.	2.0%
Tata Consumer Products Ltd.	2.0%
ITC Ltd.	2.0%
Mahindra & Mahindra Ltd.	2.0%
Nestle India Ltd.	2.0%

C000112037 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Emerging Markets Small Cap AlphaDEX® Fund
Class Name	First Trust Emerging Markets Small Cap AlphaDEX® Fund
Trading Symbol	FEMS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Emerging Markets Small Cap AlphaDEX® Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEMS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FEMS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets Small Cap AlphaDEX® Fund	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.43% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI Emerging Markets Index, which returned 7.50% for the same Period.
During the Period, Turkey received the greatest allocation of any country in the Fund with an average weight of 17.2%. The allocation to this country contributed 1.4% to the Fund’s overall return. With an average weight of 13.9%, the greatest contribution to return of 3.3% came from Taiwan. The most negative contribution to return of -4.2% came from Brazil which had an average weight of 10.8%. The Fund’s currency exposure contributed -8.6% to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Emerging Markets Small Cap AlphaDEX® Fund	4.43%	4.25%	5.87%
Nasdaq AlphaDEX® Emerging Markets Small CapTM Index(1)	6.15%	5.93%	N/A
Nasdaq Emerging Markets Small CapTM Index	3.63%	6.06%	5.58%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FEMS for more recent performance information.
Net Assets	$ 289,904,975
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 2,581,237
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$289,904,975
Total number of portfolio holdings	209
Total advisory fee paid	$2,581,237
Portfolio turnover rate	109%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Mizuho Financial Group, Inc.	2.1%
Daiwa Capital Markets America, Inc.	2.1%
RBC Dominion Securities, Inc.	1.8%
Asia Optical Co., Inc.	1.3%
Bumi Armada Bhd	1.1%
Tigerair Taiwan Co., Ltd.	1.1%
Q Technology Group Co., Ltd.	1.0%
Fufeng Group Ltd.	0.9%
Aygaz A/S	0.9%
Johnson Health Tech Co., Ltd.	0.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mizuho Financial Group, Inc.	2.1%
Daiwa Capital Markets America, Inc.	2.1%
RBC Dominion Securities, Inc.	1.8%
Asia Optical Co., Inc.	1.3%
Bumi Armada Bhd	1.1%
Tigerair Taiwan Co., Ltd.	1.1%
Q Technology Group Co., Ltd.	1.0%
Fufeng Group Ltd.	0.9%
Aygaz A/S	0.9%
Johnson Health Tech Co., Ltd.	0.9%

C000111810 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Switzerland AlphaDEX® Fund
Class Name	First Trust Switzerland AlphaDEX® Fund
Trading Symbol	FSZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Switzerland AlphaDEX® Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FSZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Switzerland AlphaDEX® Fund	$80	0.80%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -1.25% during the 12 months ended December 31, 2024. The Fund outperformed its benchmark, the MSCI Switzerland Index, which returned -2.00% for the same Period.
During the Period, the Industrials sector received the greatest allocation of any sector in the Fund with an average weight of 25.2%. The allocation to this sector contributed 0.0% to the Fund’s overall return. With an average weight of 24.1%, the greatest contribution to return of 3.4% came from the Financials sector. The most negative contribution to return of -1.5% came from the Consumer Discretionary sector which had an average weight of 5.8%. The Fund’s currency exposure contributed -7.5% to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Switzerland AlphaDEX® Fund	-1.25%	5.44%	7.29%
Nasdaq AlphaDEX® SwitzerlandTM Index(1)	-0.72%	5.93%	N/A
Nasdaq SwitzerlandTM Index	-2.05%	4.43%	5.53%
MSCI Switzerland Index	-2.00%	4.29%	5.68%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FSZ for more recent performance information.
Net Assets	$ 75,640,458
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 671,955
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$75,640,458
Total number of portfolio holdings	41
Total advisory fee paid	$671,955
Portfolio turnover rate	71%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Sulzer AG	4.4%
Baloise Holding AG	4.3%
Galenica AG	4.2%
Swisscom AG	4.2%
EFG International AG	4.2%
ABB Ltd.	4.1%
Swissquote Group Holding S.A.	4.1%
Bucher Industries AG	3.8%
Zurich Insurance Group AG	3.8%
Swatch Group (The) AG	3.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Sulzer AG	4.4%
Baloise Holding AG	4.3%
Galenica AG	4.2%
Swisscom AG	4.2%
EFG International AG	4.2%
ABB Ltd.	4.1%
Swissquote Group Holding S.A.	4.1%
Bucher Industries AG	3.8%
Zurich Insurance Group AG	3.8%
Swatch Group (The) AG	3.7%

C000112036 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund
Class Name	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund
Trading Symbol	FDTS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (the “Fund”) for the year of January 1, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDTS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDTS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.14% during the 12 months ended December 31, 2024. The Fund underperformed its benchmark, the MSCI World ex-USA Index, which returned 4.70% for the same Period.
During the Period, Japan received the greatest allocation of any country in the Fund with an average weight of 40.3%. The allocation to this country contributed 3.3% to the Fund’s overall return, the greatest contribution to return of any country. The most negative contribution to return of -1.7% came from the South Korea which had an average weight of 15.8%. The Fund’s currency exposure contributed -9.5% to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2014 to December 31, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2024)	1 Year	5 Year	10 Year
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	3.14%	3.96%	5.00%
Nasdaq AlphaDEX® Developed Markets Ex-US Small CapTM Index(1)	4.20%	4.98%	N/A
Nasdaq Developed Markets Ex-US Small CapTM Index	2.47%	2.66%	4.65%
MSCI World ex-USA Index	4.70%	5.10%	5.26%
(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FDTS for more recent performance information.
Net Assets	$ 6,055,750
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 64,631
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2024)
Fund net assets	$6,055,750
Total number of portfolio holdings	404
Total advisory fee paid	$64,631
Portfolio turnover rate	117%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp.	1.8%
Mitsui E&S Co., Ltd.	0.6%
Mitsubishi Motors Corp.	0.5%
SWCC Corp.	0.5%
Secure Energy Services, Inc.	0.5%
Aker Solutions ASA	0.5%
JVCKenwood Corp.	0.5%
Sanki Engineering Co., Ltd.	0.5%
Morgan Sindall Group PLC	0.5%
Shufersal Ltd.	0.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bank of America Corp.	1.8%
Mitsui E&S Co., Ltd.	0.6%
Mitsubishi Motors Corp.	0.5%
SWCC Corp.	0.5%
Secure Energy Services, Inc.	0.5%
Aker Solutions ASA	0.5%
JVCKenwood Corp.	0.5%
Sanki Engineering Co., Ltd.	0.5%
Morgan Sindall Group PLC	0.5%
Shufersal Ltd.	0.5%